Revenue	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
REVENUE

4. REVENUE

For the six months ended June 30, 2023, all revenue came from provision of healthcare services in Hong Kong.

During the second quarter of 2023, the Group made a decision to streamline its operations by terminating clinic services and suspending non-lead R&D projects. No revenue was generated for the six months ended June 30, 2024.